Other Financial Assets - Disclosure Of Maximum Risk To Credit Exposure By Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 169	$ 288
Americas [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	72	169
EMEAA [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	64	81
Greater China [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 33	$ 38